Chartered-in Vessels (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Capital Lease Obligations	Obligations related to Finance Leases

	December 31, 2019 $	December 31, 2018 $
LNG Carriers	1,410,904	1,274,569
Suezmax Tanker	—	23,987
Total obligations related to finance leases	1,410,904	1,298,556
Less current portion	(69,982)	(81,219)
Long-term obligations related to finance leases	1,340,922	1,217,337

Commitment Under Capital Leases
As at December 31, 2019 and 2018, the remaining commitments related to the finance leases of these nine LNG carriers (December 31, 2018 – eight LNG carriers), including the amounts to be paid for the related purchase obligations, approximated $1.9 billion (December 31, 2018 – $1.7 billion), including imputed interest of $470.9 million (December 31, 2018 – $435.3 million), repayable from 2020 through 2034, as indicated below:

	Commitments at December 31,
Year	2019	2018
2019	—	$119,517
2020	$140,386	$118,685
2021	$138,601	$117,772
2022	$136,959	$116,978
2023	$135,459	$116,338
2024	$132,011	$113,704
Thereafter	$1,198,366	$1,006,966

Schedule of Operating Leases
A maturity analysis of the Partnership’s operating lease liabilities from its time-charter-in contract with the MALT Joint Venture as at December 31, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments:
2020	14,710	9,080	23,790
2021	14,670	9,055	23,725
2022	6,832	4,218	11,050
Total payments	36,212	22,353	58,565
Less imputed interest	(2,055)
Carrying value of operating lease liabilities	34,157
Less current portion	(13,407)
Carrying value of long-term operating lease liabilities	20,750
As at December 31, 2019, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2020	$21,242	$23,875
2021	$21,242	$23,875
2022	$21,242	$23,875
2023	$21,242	$23,875
2024	$21,242	$23,875
Thereafter	$90,369	$101,609
Total	$196,579	$220,984
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2019, the Partnership had received $313.8 million of aggregate Head Lease receipts and had paid $260.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2019, $3.8 million (December 31, 2018 – $3.7 million) and $25.5 million (December 31, 2018 – $29.3 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.